Revenue - Group's revenues from the geographical areas (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenues from geographic areas
Total revenues	¥ 3,131,624	$ 491,420	¥ 6,019,681	¥ 6,845,580
PRC, excluding Hong Kong
Revenues from geographic areas
Total revenues	2,738,637		5,220,524	5,880,969
Hong Kong
Revenues from geographic areas
Total revenues	387,163		789,667	952,508
Others
Revenues from geographic areas
Total revenues	¥ 5,824		¥ 9,490	¥ 12,103